Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net sales	R$ 13,582,463	R$ 12,518,139	R$ 12,355,536
Cost of sales	(9,232,210)	(8,317,490)	(8,645,653)
Gross profit	4,350,253	4,200,649	3,709,883
Selling expenses	(1,068,663)	(1,037,542)	(900,728)
General and administrative expenses	(935,290)	(1,000,734)	(911,666)
Other income (expenses), net	877,599	(116,302)	252,318
Operating expenses	(1,126,354)	(2,154,578)	(1,560,076)
Income before interest in earnings of investees and financial results	3,223,899	2,046,071	2,149,807
Interest in earnings of associates	17,162	(4,440)	7,978
Interest in earnings of joint ventures	985,090	1,570,132	695,165
Interest in earnings of investees	1,002,252	1,565,692	703,143
Finance expense	(3,704,515)	(3,673,356)	(2,637,317)
Finance income	870,739	1,102,918	576,614
Foreign exchange, net	(199,777)	997,109	(746,058)
Derivatives	282,054	(1,482,447)	622,295
Financial results, net	(2,751,499)	(3,055,776)	(2,184,466)
Profit before taxes	1,474,652	555,987	668,484
Income tax (expenses) benefits
Current	(134,517)	(228,634)	(167,665)
Deferred	(293,838)	166,932	198,075
Income tax (expenses) benefits	(428,355)	(61,702)	30,410
Profit (loss) from continuing operations	1,046,297	494,285	698,894
(Loss) profit from discontinued operation, net of tax		(35,262)	100,867
Profit (loss) for the year	1,046,297	459,023	799,761
Items that will never be reclassified to profit or loss
Actuarial loss on defined benefit plan	(24,121)	(87,037)	(28,897)
Taxes over actuarial loss on defined benefit plan	8,201	29,988	9,825
Gain on share subscription of subsidiary	9,000	6,000
Items that will never be reclassified to profit or loss	(6,920)	(51,049)	(19,072)
Items that are or may subsequently be reclassified to profit or loss:
Foreign currency translation effect	(50,085)	146,092	(169,904)
Gain (loss) on cash flow hedge in joint ventures	204,611	45,778	(224,874)
Changes in fair value of available for sale securities	3,459	(70)
Taxes			(4,563)
Items that are or may be reclassified to profit or loss	157,985	191,800	(399,341)
Total other comprehensive income, net of tax	151,065	140,751	(418,413)
Comprehensive income-Continued operation	1,197,362	599,774	381,348
Comprehensive income-Discontinued operation		(124,629)	12,447
Total comprehensive income	1,197,362	475,145	393,795
Total net income attributable to:
Owners of the Parent	551,021	277,804	405,718
Non-controlling interests	495,276	181,219	394,043
Profit for the year	1,046,297	459,023	799,761
Total comprehensive income attributable to:
Owners of the Company	637,263	275,557	93,129
Non-controlling interests	560,099	199,588	300,666
Total comprehensive income	R$ 1,197,362	R$ 475,145	R$ 393,795
Basic (loss) earnings per share from: Continuing operations	R$ 2.0951	R$ 1.2283	R$ 1.4409
Discontinuing operations		(0.1788)	0.0919
Total basic earnings (loss) per share	2.0951	1.0495	1.5328
Diluted (loss) earnings per share from: Continuing operations	2.0468	1.1577	1.3805
Discontinuing operations		(0.1780)	0.0919
Total diluted earnings (loss) per share	R$ 2.0468	R$ 0.9797	R$ 1.4724